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                  SEI INSTITUTIONAL MANAGED TRUST

                     Core Fixed Income Fund

               Supplement Dated October 21, 2003 to the
           Class A Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR CORE FIXED INCOME FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph relating to Wells Capital Management, Inc. is added:

WELLS CAPITAL MANAGEMENT, INC.: Wells Capital Management, Inc. (Wells Capital), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Wells Capital, led by Senior Managing Director Bill Stevens and Senior Portfolio Manager Marie Chandoha, manages the portion of the Core Fixed Income Fund's assets allocated to Wells Capital. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management, which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of Wells Capital. Ms. Chandoha joined the fixed income team in 1999 and began her investment career in 1983. Prior to that, Ms. Chandoha was Chief Bond Strategist at Goldman Sachs from 1996-1999.

There are no changes to the other sub-advisers of the Core Fixed Income Fund.

             PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                   SEI INSTITUTIONAL MANAGED TRUST

                       Core Fixed Income Fund

                Supplement Dated October 21, 2003 to the
             Class I Shares Prospectus Dated January 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

CHANGES IN SUB-ADVISERS FOR CORE FIXED INCOME FUND

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income Fund. In the section entitled "Sub-Advisers and Portfolio Managers," the following paragraph relating to Wells Capital Management, Inc. is added:

WELLS CAPITAL MANAGEMENT, INC.: Wells Capital Management, Inc. (Wells Capital), located at 525 Market Street, 10th Floor, San Francisco, California 94105, serves as a Sub-Adviser to the Core Fixed Income Fund. A team of investment professionals at Wells Capital, led by Senior Managing Director Bill Stevens and Senior Portfolio Manager Marie Chandoha, manages the portion of the Core Fixed Income Fund's assets allocated to Wells Capital. Mr. Stevens founded the fixed income team in 1992 at Montgomery Asset Management, which was acquired by Wells Fargo & Company in 2003, and began his investment career in 1984. Wells Fargo & Company owns Wells Fargo Bank N.A., the parent company of Wells Capital. Ms. Chandoha joined the fixed income team in 1999 and began her investment career in 1983. Prior to that, Ms. Chandoha was Chief Bond Strategist at Goldman Sachs from 1996-1999.

There are no changes to the other sub-advisers of the Core Fixed Income Fund.

       PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


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                         SEI INSTITUTIONAL MANAGED TRUST
                             CORE FIXED INCOME FUND
                           TAX-MANAGED LARGE CAP FUND

                          SUPPLEMENT DATED OCTOBER 21, 2003
    TO THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED JANUARY 31, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

CHANGES IN SUB-ADVISERS

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Core Fixed Income. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the following paragraph relating to Wells Capital Management, Inc. is added:

WELLS CAPITAL MANAGEMENT, INC. - Wells Capital Management, Inc. ("Wells Capital") serves as a Sub-Adviser to the Core Fixed Income Fund. Wells Capital was founded in 1981 and is a wholly-owned subsidiary of Wells Fargo Bank, N.A.

In addition, the SAI is hereby amended and supplemented to reflect a change in the ownership structure of Parametric Portfolio Associates ("Parametric"), a sub-adviser to the Tax-Managed Large Cap Fund. Accordingly, in the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and Sub-Advisers," the paragraph relating to Parametric is hereby deleted and replaced with the following:

PARAMETRIC PORTFOLIO ASSOCIATES - Parametric Portfolio Associates ("Parametric") serves as a Sub-Adviser to the Tax-Managed Large Cap Fund. Parametric is 80% owned by Eaton Vance Corp., a Boston-based investment management firm, and 20% by Parametric's executives and employees.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE